Equity reserves (Details 3) - Stock Option Activity	12 Months Ended
Dec. 31, 2024 $ / shares shares
Statement [Line Items]
Option outstanding	1,346,838
Weighted average remaining contractual life	1 year 10 months 2 days
Number of option, exercisable	1,346,838
Weighted average remaining contractual life,exercisable	1 year 10 months 2 days
June 30, 2026
Statement [Line Items]
Option outstanding	680,703
Exercise price | $ / shares	$ 3.25
Weighted average remaining contractual life	1 year 5 months 30 days
Number of option, exercisable	680,703
Weighted average remaining contractual life,exercisable	1 year 6 months
March 9, 2027
Statement [Line Items]
Option outstanding	666,135
Exercise price | $ / shares	$ 4.16
Weighted average remaining contractual life	2 years 2 months 9 days
Number of option, exercisable	666,135
Weighted average remaining contractual life,exercisable	2 years 2 months 8 days